Aptus Enhanced Yield ETF
Schedule of Investments
January 31, 2023 (Unaudited)
Principal Amount		Security Description	Value
		EQUITY-LINKED NOTES - 14.7%
$8,750,000		Citigroup Global Markets Holdings Inc., ELN, 57.13%, 02/08/2023, (linked to S&P 500 Index) (a)	$8,606,500
9,100,000		GS Finance Corporation, ELN, 46.70%, 02/15/2023, (linked to S&P 500 Index) (a)	9,154,600
9,200,000		UBS AG, ELN, 48.43%, 02/22/2023, (linked to S&P 500 Index) (a)	9,059,240
8,200,000		RBC Capital Markets, LLC, ELN, 38.16%, 03/01/2023, (linked to S&P 500 Index) (a)	8,231,160
		TOTAL EQUITY-LINKED NOTES (Cost $35,250,000)	35,051,500

		U.S. GOVERNMENT NOTES - 47.1%
		U.S. Treasury Notes - 47.1%
		United States Treasury Notes
3,225,000		11/15/2023, 2.750%	3,174,731
35,000,000		01/31/2024, 0.875%	33,682,301
15,000,000		02/29/2024, 1.500%	14,492,750
8,000,000		04/30/2024, 2.000%	7,744,062
20,000,000		04/30/2024, 2.250%	19,418,750
16,625,000		09/30/2024, 4.250%	16,582,463
14,000,000		11/30/2024, 4.500%	14,040,469
1,975,000		10/15/2025, 4.250%	1,988,115
1,550,000		09/30/2027, 4.125%	1,579,032
		TOTAL U.S. GOVERNMENT NOTES (Cost $112,763,317)	112,702,673

		SHORT-TERM INVESTMENTS - 39.2%
Shares		Money Market Funds - 8.2%
19,703,310		First American Treasury Obligations Fund - Class X, 4.24% (b)	19,703,310

Principal Amount		U.S. Treasury Bills - 31.0%
		United States Treasury Bills
$3,600,000		04/27/2023, 4.493% (c)	3,561,687
22,100,000		05/11/2023, 4.549% (c)	21,823,322
20,100,000		07/13/2023, 4.436% (c)	19,687,096
24,200,000		11/02/2023, 4.680% (c)	23,373,866
6,000,000		11/30/2023, 4.695% (c)	5,775,916
			74,221,887
		TOTAL SHORT-TERM INVESTMENTS (Cost $93,968,772)	93,925,197

		Total Investments (Cost $241,982,089) - 101.0%	241,679,370
		Liabilities in Excess of Other Assets - (1.0)%	(2,364,479)
		NET ASSETS - 100.0%	$239,314,891

		Percentages are stated as a percent of net assets.
	(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
	(b)	Rate shown is the annualized seven-day yield as of January 31, 2023.
	(c)	Zero coupon bond. Rate disclosed is the effective yield as of January 31, 2023.

Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2023:

Aptus Enhanced Yield ETF
Assets^	Level 1	Level 2	Level 3	Total
Equity-Linked Notes	$-	$35,051,500	$-	$35,051,500
U.S. Government Notes	-	112,702,673	-	112,702,673
Short-Term Investments	19,703,310	74,221,887	-	93,925,197
Total Investments in Securities	$19,703,310	$221,976,060	$-	$241,679,370

^ See Schedule of Investments for breakout of investments by sector classification.
For the period ended January 31, 2023, the Fund did not recognize any transfers to or from Level 3.